Document and Entity Information	15 Months Ended
Mar. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	DPL INC
Entity Central Index Key	0000787250
Document Type	S-4
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No